Derivative Financial Instruments - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Derivative [Line Items]
Cash collateral provided and not offset against derivative positions and included in Other assets	¥ 1,549,483	¥ 1,088,847
Cash collateral accepted and not offset against derivative positions and included in Other liabilities	1,075,591	763,642
Assets Needed for Immediate Settlement, Aggregate Fair Value	0	196,000
Mizuho Financial Group, Inc.
Derivative [Line Items]
Cash collateral provided and not offset against derivative positions and included in Other assets	¥ 1,549,000	¥ 1,108,000